Quarterly Holdings Report
for
Fidelity® SAI U.S. Large Cap Index Fund
October 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV9-NPRT1-1222
1.9867778.106
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	2,321,909	42,328,401
Lumen Technologies, Inc. (a)	309,741	2,279,694
Verizon Communications, Inc.	1,368,433	51,138,341
		95,746,436
Entertainment - 1.4%
Activision Blizzard, Inc.	231,937	16,885,014
Electronic Arts, Inc.	86,090	10,843,896
Live Nation Entertainment, Inc. (b)	46,203	3,678,221
Netflix, Inc. (b)	144,919	42,298,958
Take-Two Interactive Software, Inc. (b)	51,155	6,060,844
The Walt Disney Co. (b)	594,101	63,295,521
Warner Bros Discovery, Inc. (b)	720,297	9,363,861
		152,426,315
Interactive Media & Services - 4.0%
Alphabet, Inc.:
Class A (b)	1,953,668	184,641,163
Class C (b)	1,747,379	165,406,896
Match Group, Inc. (b)	92,022	3,975,350
Meta Platforms, Inc. Class A (b)	743,208	69,237,257
		423,260,666
Media - 0.7%
Charter Communications, Inc. Class A (b)	36,126	13,280,640
Comcast Corp. Class A	1,435,012	45,547,281
DISH Network Corp. Class A (b)	81,624	1,217,014
Fox Corp.:
Class A	99,664	2,877,300
Class B	45,761	1,244,699
Interpublic Group of Companies, Inc.	127,156	3,787,977
News Corp.:
Class A	125,510	2,117,354
Class B	38,724	663,342
Omnicom Group, Inc.	66,956	4,871,049
Paramount Global Class B (a)	164,207	3,008,272
		78,614,928
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (b)	196,119	29,723,796
TOTAL COMMUNICATION SERVICES		779,772,141
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.1%
Aptiv PLC (b)	88,381	8,048,858
BorgWarner, Inc.	77,014	2,890,335
		10,939,193
Automobiles - 2.2%
Ford Motor Co.	1,287,015	17,207,391
General Motors Co.	475,129	18,648,813
Tesla, Inc. (b)	867,905	197,483,104
		233,339,308
Distributors - 0.2%
Genuine Parts Co.	46,131	8,204,860
LKQ Corp.	84,766	4,716,380
Pool Corp.	12,874	3,916,657
		16,837,897
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (b)	12,940	24,191,071
Caesars Entertainment, Inc. (b)	69,725	3,049,074
Carnival Corp. (a)(b)	320,982	2,908,097
Chipotle Mexican Grill, Inc. (b)	9,050	13,559,887
Darden Restaurants, Inc.	40,036	5,730,753
Domino's Pizza, Inc.	11,669	3,876,909
Expedia, Inc. (b)	49,697	4,645,179
Hilton Worldwide Holdings, Inc.	89,443	12,098,060
Las Vegas Sands Corp. (b)	106,851	4,061,407
Marriott International, Inc. Class A	89,924	14,397,732
McDonald's Corp.	239,736	65,366,418
MGM Resorts International	106,099	3,773,941
Norwegian Cruise Line Holdings Ltd. (a)(b)	137,029	2,314,420
Royal Caribbean Cruises Ltd. (a)(b)	71,329	3,807,542
Starbucks Corp.	373,919	32,377,646
Wynn Resorts Ltd. (b)	33,655	2,150,555
Yum! Brands, Inc.	92,740	10,966,505
		209,275,196
Household Durables - 0.3%
D.R. Horton, Inc.	103,186	7,932,940
Garmin Ltd.	50,171	4,417,055
Lennar Corp. Class A	83,240	6,717,468
Mohawk Industries, Inc. (b)	17,148	1,624,773
Newell Brands, Inc.	122,391	1,690,220
NVR, Inc. (b)	1,004	4,254,701
PulteGroup, Inc.	75,279	3,010,407
Whirlpool Corp.	17,725	2,450,304
		32,097,868
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. (b)	2,888,123	295,859,320
eBay, Inc.	179,265	7,141,918
Etsy, Inc. (b)	41,171	3,866,369
		306,867,607
Leisure Products - 0.0%
Hasbro, Inc.	42,211	2,754,268
Multiline Retail - 0.5%
Dollar General Corp.	73,959	18,863,243
Dollar Tree, Inc. (b)	68,799	10,904,642
Target Corp.	151,105	24,818,996
		54,586,881
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	19,719	3,745,032
AutoZone, Inc. (b)	6,351	16,086,321
Bath & Body Works, Inc.	74,239	2,478,098
Best Buy Co., Inc.	65,167	4,458,074
CarMax, Inc. (a)(b)	51,758	3,261,272
Lowe's Companies, Inc.	208,282	40,604,576
O'Reilly Automotive, Inc. (b)	20,775	17,392,207
Ross Stores, Inc.	114,076	10,915,932
The Home Depot, Inc.	334,901	99,174,233
TJX Companies, Inc.	381,805	27,528,141
Tractor Supply Co.	36,207	7,957,212
Ulta Beauty, Inc. (b)	16,910	7,091,547
		240,692,645
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	411,848	38,170,073
Ralph Lauren Corp.	13,950	1,293,026
Tapestry, Inc.	81,882	2,594,022
VF Corp.	107,382	3,033,542
		45,090,663
TOTAL CONSUMER DISCRETIONARY		1,152,481,526
CONSUMER STAPLES - 6.9%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	59,457	4,043,076
Constellation Brands, Inc. Class A (sub. vtg.)	51,928	12,830,370
Keurig Dr. Pepper, Inc.	276,922	10,755,650
Molson Coors Beverage Co. Class B	61,198	3,086,215
Monster Beverage Corp. (b)	125,361	11,748,833
PepsiCo, Inc.	449,680	81,652,894
The Coca-Cola Co.	1,268,185	75,900,872
		200,017,910
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	144,335	72,384,003
Kroger Co.	212,281	10,038,768
Sysco Corp.	165,999	14,368,873
Walgreens Boots Alliance, Inc.	233,948	8,539,102
Walmart, Inc.	464,430	66,102,322
		171,433,068
Food Products - 1.2%
Archer Daniels Midland Co.	182,609	17,709,421
Campbell Soup Co.	65,487	3,464,917
Conagra Brands, Inc.	156,800	5,754,560
General Mills, Inc.	194,021	15,828,233
Hormel Foods Corp.	94,111	4,371,456
Kellogg Co.	83,275	6,397,186
Lamb Weston Holdings, Inc.	46,736	4,029,578
McCormick & Co., Inc. (non-vtg.)	81,765	6,430,000
Mondelez International, Inc.	446,350	27,441,598
The Hershey Co.	47,864	11,428,487
The J.M. Smucker Co.	34,817	5,245,529
The Kraft Heinz Co.	259,662	9,989,197
Tyson Foods, Inc. Class A	94,543	6,462,014
		124,552,176
Household Products - 1.4%
Church & Dwight Co., Inc.	79,317	5,879,769
Colgate-Palmolive Co.	271,700	20,062,328
Kimberly-Clark Corp.	109,990	13,689,355
Procter & Gamble Co.	778,578	104,851,099
The Clorox Co.	40,220	5,873,729
		150,356,280
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	75,571	15,151,230
Tobacco - 0.7%
Altria Group, Inc.	586,768	27,149,755
Philip Morris International, Inc.	505,093	46,392,792
		73,542,547
TOTAL CONSUMER STAPLES		735,053,211
ENERGY - 5.4%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	329,924	9,125,698
Halliburton Co.	295,618	10,766,408
Schlumberger Ltd.	460,741	23,972,354
		43,864,460
Oil, Gas & Consumable Fuels - 5.0%
APA Corp.	106,732	4,852,037
Chevron Corp.	586,786	106,149,587
ConocoPhillips Co.	414,782	52,299,862
Coterra Energy, Inc.	259,545	8,079,636
Devon Energy Corp.	213,351	16,502,700
Diamondback Energy, Inc.	57,965	9,106,881
EOG Resources, Inc.	190,951	26,068,631
EQT Corp.	120,304	5,033,519
Exxon Mobil Corp.	1,357,961	150,475,658
Hess Corp.	90,806	12,810,910
Kinder Morgan, Inc.	646,129	11,707,857
Marathon Oil Corp.	221,168	6,734,566
Marathon Petroleum Corp.	162,454	18,458,023
Occidental Petroleum Corp.	242,821	17,628,805
ONEOK, Inc.	145,731	8,644,763
Phillips 66 Co.	156,726	16,344,955
Pioneer Natural Resources Co.	77,762	19,938,954
Targa Resources Corp.	73,673	5,037,023
The Williams Companies, Inc.	397,069	12,996,068
Valero Energy Corp.	128,358	16,115,347
		524,985,782
TOTAL ENERGY		568,850,242
FINANCIALS - 11.4%
Banks - 3.9%
Bank of America Corp.	2,277,856	82,093,930
Citigroup, Inc.	631,023	28,938,715
Citizens Financial Group, Inc.	161,785	6,617,007
Comerica, Inc.	42,541	2,999,141
Fifth Third Bancorp	223,833	7,988,600
First Republic Bank	59,624	7,160,842
Huntington Bancshares, Inc.	470,633	7,144,209
JPMorgan Chase & Co.	955,565	120,286,522
KeyCorp	304,666	5,444,381
M&T Bank Corp.	57,256	9,640,193
PNC Financial Services Group, Inc.	133,612	21,622,430
Regions Financial Corp.	304,994	6,694,618
Signature Bank	20,463	3,243,999
SVB Financial Group (b)	19,212	4,437,204
Truist Financial Corp.	432,096	19,353,580
U.S. Bancorp	440,497	18,699,098
Wells Fargo & Co.	1,235,866	56,837,477
Zions Bancorp NA	48,931	2,541,476
		411,743,422
Capital Markets - 3.0%
Ameriprise Financial, Inc.	35,254	10,897,716
Bank of New York Mellon Corp.	239,722	10,094,693
BlackRock, Inc. Class A	49,135	31,736,788
Cboe Global Markets, Inc.	34,490	4,294,005
Charles Schwab Corp.	497,566	39,641,083
CME Group, Inc.	117,110	20,295,163
FactSet Research Systems, Inc.	12,350	5,254,802
Franklin Resources, Inc.	92,373	2,166,147
Goldman Sachs Group, Inc.	111,232	38,320,536
Intercontinental Exchange, Inc.	181,983	17,392,115
Invesco Ltd.	147,926	2,266,226
MarketAxess Holdings, Inc.	12,240	2,987,050
Moody's Corp.	51,439	13,624,648
Morgan Stanley	436,353	35,855,126
MSCI, Inc.	26,243	12,304,293
NASDAQ, Inc.	110,220	6,860,093
Northern Trust Corp.	67,764	5,715,893
Raymond James Financial, Inc.	63,374	7,487,004
S&P Global, Inc.	111,021	35,665,496
State Street Corp.	119,878	8,870,972
T. Rowe Price Group, Inc.	73,621	7,815,605
		319,545,454
Consumer Finance - 0.5%
American Express Co.	195,450	29,014,553
Capital One Financial Corp.	125,050	13,257,801
Discover Financial Services	89,068	9,304,043
Synchrony Financial	157,352	5,595,437
		57,171,834
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	588,067	173,532,691
Insurance - 2.4%
AFLAC, Inc.	187,381	12,200,377
Allstate Corp.	88,094	11,121,868
American International Group, Inc.	247,750	14,121,750
Aon PLC	68,735	19,348,215
Arch Capital Group Ltd. (b)	119,905	6,894,538
Arthur J. Gallagher & Co.	68,548	12,823,960
Assurant, Inc.	17,303	2,350,786
Brown & Brown, Inc.	76,235	4,481,856
Chubb Ltd.	136,053	29,236,429
Cincinnati Financial Corp.	52,013	5,373,983
Everest Re Group Ltd.	12,893	4,160,055
Globe Life, Inc.	29,467	3,404,028
Hartford Financial Services Group, Inc.	105,426	7,633,897
Lincoln National Corp.	50,373	2,713,594
Loews Corp.	65,032	3,708,125
Marsh & McLennan Companies, Inc.	162,606	26,259,243
MetLife, Inc.	218,281	15,980,352
Principal Financial Group, Inc.	75,658	6,667,740
Progressive Corp.	190,574	24,469,702
Prudential Financial, Inc.	121,217	12,750,816
The Travelers Companies, Inc.	77,307	14,260,049
W.R. Berkley Corp.	66,422	4,940,468
Willis Towers Watson PLC	35,872	7,827,629
		252,729,460
TOTAL FINANCIALS		1,214,722,861
HEALTH CARE - 15.3%
Biotechnology - 2.4%
AbbVie, Inc.	576,143	84,347,335
Amgen, Inc.	174,312	47,125,249
Biogen, Inc. (b)	47,298	13,406,145
Gilead Sciences, Inc.	408,436	32,045,889
Incyte Corp. (b)	60,035	4,463,002
Moderna, Inc. (b)	109,636	16,481,580
Regeneron Pharmaceuticals, Inc. (b)	34,930	26,153,838
Vertex Pharmaceuticals, Inc. (b)	83,571	26,074,152
		250,097,190
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	570,660	56,461,100
Abiomed, Inc. (b)	14,783	3,726,499
Align Technology, Inc. (b)	23,754	4,615,402
Baxter International, Inc.	164,221	8,925,411
Becton, Dickinson & Co.	92,934	21,929,636
Boston Scientific Corp. (b)	466,586	20,114,522
Dentsply Sirona, Inc.	70,061	2,159,280
DexCom, Inc. (b)	127,952	15,454,043
Edwards Lifesciences Corp. (b)	202,075	14,636,292
Hologic, Inc. (b)	81,183	5,504,207
IDEXX Laboratories, Inc. (b)	27,145	9,763,514
Intuitive Surgical, Inc. (b)	116,392	28,687,136
Medtronic PLC	432,987	37,817,085
ResMed, Inc.	47,729	10,676,500
STERIS PLC	32,523	5,612,819
Stryker Corp.	109,741	25,157,027
Teleflex, Inc.	15,253	3,272,684
The Cooper Companies, Inc.	16,043	4,385,996
Zimmer Biomet Holdings, Inc.	68,450	7,758,808
		286,657,961
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	50,705	7,971,840
Cardinal Health, Inc.	88,913	6,748,497
Centene Corp. (b)	186,247	15,855,207
Cigna Corp.	99,411	32,115,718
CVS Health Corp.	427,754	40,508,304
DaVita HealthCare Partners, Inc. (b)	18,110	1,322,211
Elevance Health, Inc.	78,199	42,756,867
HCA Holdings, Inc.	70,151	15,255,738
Henry Schein, Inc. (b)	44,262	3,030,177
Humana, Inc.	41,234	23,011,871
Laboratory Corp. of America Holdings	29,508	6,546,645
McKesson Corp.	46,817	18,229,135
Molina Healthcare, Inc. (b)	18,964	6,805,421
Quest Diagnostics, Inc.	38,091	5,471,772
UnitedHealth Group, Inc.	304,785	169,201,393
Universal Health Services, Inc. Class B	21,370	2,476,142
		397,306,938
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	97,377	13,472,108
Bio-Rad Laboratories, Inc. Class A (b)	6,969	2,451,067
Bio-Techne Corp.	12,758	3,779,685
Charles River Laboratories International, Inc. (b)	16,540	3,510,615
Danaher Corp.	213,349	53,693,543
Illumina, Inc. (b)	51,206	11,716,957
IQVIA Holdings, Inc. (b)	60,803	12,748,565
Mettler-Toledo International, Inc. (b)	7,339	9,283,321
PerkinElmer, Inc.	41,046	5,482,925
Thermo Fisher Scientific, Inc.	127,672	65,619,578
Waters Corp. (b)	19,554	5,849,970
West Pharmaceutical Services, Inc.	24,079	5,540,578
		193,148,912
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	695,756	53,900,217
Catalent, Inc. (b)	58,277	3,830,547
Eli Lilly & Co.	256,984	93,051,337
Johnson & Johnson	856,707	149,041,317
Merck & Co., Inc.	825,447	83,535,236
Organon & Co.	82,704	2,165,191
Pfizer, Inc.	1,828,783	85,129,849
Viatris, Inc.	396,794	4,019,523
Zoetis, Inc. Class A	152,582	23,006,314
		497,679,531
TOTAL HEALTH CARE		1,624,890,532
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.8%
General Dynamics Corp.	73,261	18,300,598
Howmet Aerospace, Inc.	120,223	4,273,928
Huntington Ingalls Industries, Inc.	12,990	3,339,339
L3Harris Technologies, Inc.	62,351	15,367,651
Lockheed Martin Corp.	76,886	37,418,878
Northrop Grumman Corp.	47,382	26,013,192
Raytheon Technologies Corp.	481,062	45,614,299
Textron, Inc.	69,152	4,732,763
The Boeing Co. (b)	181,909	25,923,852
TransDigm Group, Inc.	16,800	9,672,768
		190,657,268
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (a)	40,285	3,936,650
Expeditors International of Washington, Inc.	53,453	5,230,376
FedEx Corp.	77,907	12,486,934
United Parcel Service, Inc. Class B	238,433	40,001,904
		61,655,864
Airlines - 0.2%
Alaska Air Group, Inc. (b)	41,222	1,832,730
American Airlines Group, Inc. (a)(b)	211,319	2,996,503
Delta Air Lines, Inc. (b)	209,341	7,102,940
Southwest Airlines Co. (b)	193,638	7,038,741
United Airlines Holdings, Inc. (b)	106,252	4,577,336
		23,548,250
Building Products - 0.4%
A.O. Smith Corp.	41,779	2,288,654
Allegion PLC	28,563	2,992,546
Carrier Global Corp.	274,378	10,909,269
Fortune Brands Home & Security, Inc.	42,052	2,536,577
Johnson Controls International PLC	224,571	12,989,187
Masco Corp.	73,335	3,393,210
Trane Technologies PLC	75,557	12,061,164
		47,170,607
Commercial Services & Supplies - 0.5%
Cintas Corp.	28,034	11,985,937
Copart, Inc. (b)	69,774	8,025,405
Republic Services, Inc.	66,967	8,881,164
Rollins, Inc.	75,259	3,166,899
Waste Management, Inc.	122,553	19,408,719
		51,468,124
Construction & Engineering - 0.1%
Quanta Services, Inc.	46,509	6,606,138
Electrical Equipment - 0.5%
AMETEK, Inc.	74,848	9,704,792
Eaton Corp. PLC	129,797	19,478,636
Emerson Electric Co.	192,675	16,685,655
Generac Holdings, Inc. (b)	20,756	2,405,828
Rockwell Automation, Inc.	37,635	9,608,216
		57,883,127
Industrial Conglomerates - 0.9%
3M Co.	180,407	22,693,397
General Electric Co.	357,361	27,806,259
Honeywell International, Inc.	219,517	44,785,858
		95,285,514
Machinery - 1.8%
Caterpillar, Inc.	172,015	37,234,367
Cummins, Inc.	45,950	11,235,235
Deere & Co.	90,628	35,872,375
Dover Corp.	46,680	6,100,609
Fortive Corp.	116,056	7,415,978
IDEX Corp.	24,656	5,481,275
Illinois Tool Works, Inc.	91,783	19,598,424
Ingersoll Rand, Inc.	131,108	6,620,954
Nordson Corp.	17,580	3,955,500
Otis Worldwide Corp.	137,002	9,677,821
PACCAR, Inc.	113,333	10,974,034
Parker Hannifin Corp.	41,841	12,159,831
Pentair PLC	53,480	2,296,966
Snap-On, Inc.	17,322	3,846,350
Stanley Black & Decker, Inc.	48,067	3,772,779
Westinghouse Air Brake Tech Co.	59,410	5,541,765
Xylem, Inc.	58,592	6,001,579
		187,785,842
Professional Services - 0.4%
CoStar Group, Inc. (b)	129,058	10,675,678
Equifax, Inc.	39,948	6,772,784
Jacobs Solutions, Inc.	41,495	4,781,054
Leidos Holdings, Inc.	44,401	4,510,698
Robert Half International, Inc.	35,630	2,724,270
Verisk Analytics, Inc.	51,179	9,357,057
		38,821,541
Road & Rail - 0.9%
CSX Corp.	697,771	20,277,225
J.B. Hunt Transport Services, Inc.	27,007	4,620,087
Norfolk Southern Corp.	76,535	17,455,337
Old Dominion Freight Lines, Inc.	29,897	8,209,716
Union Pacific Corp.	203,479	40,113,850
		90,676,215
Trading Companies & Distributors - 0.2%
Fastenal Co.	187,389	9,056,510
United Rentals, Inc. (b)	22,839	7,210,501
W.W. Grainger, Inc.	14,766	8,628,512
		24,895,523
TOTAL INDUSTRIALS		876,454,013
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 0.9%
Arista Networks, Inc. (b)	80,353	9,711,464
Cisco Systems, Inc.	1,349,261	61,296,927
F5, Inc. (b)	19,369	2,768,024
Juniper Networks, Inc.	104,907	3,210,154
Motorola Solutions, Inc.	54,379	13,578,980
		90,565,549
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	193,855	14,700,025
CDW Corp.	44,124	7,625,068
Corning, Inc.	248,164	7,983,436
Keysight Technologies, Inc. (b)	58,656	10,214,942
TE Connectivity Ltd.	104,233	12,740,400
Teledyne Technologies, Inc. (b)	15,240	6,065,215
Trimble, Inc. (b)	80,534	4,844,925
Zebra Technologies Corp. Class A (b)	16,841	4,769,708
		68,943,719
IT Services - 4.5%
Accenture PLC Class A	206,122	58,518,036
Akamai Technologies, Inc. (b)	51,690	4,565,778
Automatic Data Processing, Inc.	135,399	32,725,938
Broadridge Financial Solutions, Inc.	38,120	5,720,287
Cognizant Technology Solutions Corp. Class A	168,772	10,506,057
DXC Technology Co. (b)	74,752	2,149,120
EPAM Systems, Inc. (b)	18,727	6,554,450
Fidelity National Information Services, Inc.	198,121	16,442,062
Fiserv, Inc. (b)	208,437	21,414,817
FleetCor Technologies, Inc. (b)	24,393	4,540,025
Gartner, Inc. (b)	25,803	7,790,442
Global Payments, Inc.	90,339	10,322,134
IBM Corp.	294,295	40,698,056
Jack Henry & Associates, Inc.	23,694	4,716,528
MasterCard, Inc. Class A	278,026	91,242,573
Paychex, Inc.	104,392	12,350,618
PayPal Holdings, Inc. (b)	376,900	31,501,302
VeriSign, Inc. (b)	30,351	6,084,161
Visa, Inc. Class A	532,777	110,370,083
		478,212,467
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (b)	526,116	31,598,527
Analog Devices, Inc.	169,391	24,158,544
Applied Materials, Inc.	283,530	25,032,864
Broadcom, Inc.	131,585	61,860,740
Enphase Energy, Inc. (b)	44,144	13,552,208
Intel Corp.	1,337,942	38,037,691
KLA Corp.	46,222	14,626,952
Lam Research Corp.	44,642	18,070,189
Microchip Technology, Inc.	180,102	11,119,497
Micron Technology, Inc.	359,482	19,447,976
Monolithic Power Systems, Inc.	14,454	4,906,410
NVIDIA Corp.	815,993	110,134,575
NXP Semiconductors NV	85,589	12,502,841
onsemi (b)	141,251	8,677,049
Qorvo, Inc. (b)	33,560	2,888,845
Qualcomm, Inc.	365,936	43,056,030
Skyworks Solutions, Inc.	52,174	4,487,486
SolarEdge Technologies, Inc. (b)	18,092	4,161,703
Teradyne, Inc.	50,983	4,147,467
Texas Instruments, Inc.	297,708	47,820,836
		500,288,430
Software - 8.2%
Adobe, Inc. (b)	152,512	48,575,072
ANSYS, Inc. (b)	28,313	6,261,703
Autodesk, Inc. (b)	70,826	15,178,012
Cadence Design Systems, Inc. (b)	89,262	13,513,374
Ceridian HCM Holding, Inc. (b)	49,772	3,294,409
Fortinet, Inc. (b)	213,312	12,192,914
Intuit, Inc.	91,930	39,300,075
Microsoft Corp.	2,430,195	564,121,165
NortonLifeLock, Inc.	193,643	4,362,777
Oracle Corp.	494,992	38,644,025
Paycom Software, Inc. (b)	15,806	5,468,876
PTC, Inc. (b)	34,378	4,050,760
Roper Technologies, Inc.	34,548	14,321,528
Salesforce.com, Inc. (b)	324,262	52,721,759
ServiceNow, Inc. (b)	65,832	27,698,156
Synopsys, Inc. (b)	49,858	14,585,958
Tyler Technologies, Inc. (b)	13,521	4,371,745
		868,662,308
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	4,922,492	754,814,912
Hewlett Packard Enterprise Co.	424,258	6,054,162
HP, Inc.	296,822	8,198,224
NetApp, Inc.	71,814	4,974,556
Seagate Technology Holdings PLC	63,508	3,153,807
Western Digital Corp. (b)	101,837	3,500,138
		780,695,799
TOTAL INFORMATION TECHNOLOGY		2,787,368,272
MATERIALS - 2.5%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	72,259	18,093,654
Albemarle Corp.	38,177	10,684,597
Celanese Corp. Class A	32,415	3,115,730
CF Industries Holdings, Inc.	65,033	6,910,407
Corteva, Inc.	234,080	15,294,787
Dow, Inc.	234,063	10,940,105
DuPont de Nemours, Inc.	163,319	9,341,847
Eastman Chemical Co.	39,935	3,067,407
Ecolab, Inc.	80,788	12,689,371
FMC Corp.	40,960	4,870,144
International Flavors & Fragrances, Inc.	83,163	8,117,540
Linde PLC	162,379	48,283,396
LyondellBasell Industries NV Class A	83,061	6,350,013
PPG Industries, Inc.	76,636	8,750,298
Sherwin-Williams Co.	76,854	17,294,456
The Mosaic Co.	112,745	6,060,044
		189,863,796
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	20,357	6,839,545
Vulcan Materials Co.	43,368	7,099,342
		13,938,887
Containers & Packaging - 0.3%
Amcor PLC	490,803	5,683,499
Avery Dennison Corp.	26,569	4,504,774
Ball Corp.	102,207	5,048,004
International Paper Co.	117,722	3,956,636
Packaging Corp. of America	30,483	3,664,361
Sealed Air Corp.	47,225	2,248,855
WestRock Co.	82,694	2,816,558
		27,922,687
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	465,898	14,764,308
Newmont Corp.	258,675	10,947,126
Nucor Corp.	85,315	11,208,685
		36,920,119
TOTAL MATERIALS		268,645,489
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	48,456	7,040,657
American Tower Corp.	151,718	31,434,452
AvalonBay Communities, Inc.	45,613	7,987,749
Boston Properties, Inc.	46,381	3,371,899
Camden Property Trust (SBI)	34,641	4,002,768
Crown Castle International Corp.	141,114	18,804,852
Digital Realty Trust, Inc.	93,707	9,394,127
Equinix, Inc.	29,681	16,812,506
Equity Residential (SBI)	110,473	6,962,008
Essex Property Trust, Inc.	21,177	4,706,376
Extra Space Storage, Inc.	43,686	7,751,644
Federal Realty Investment Trust (SBI)	23,679	2,343,747
Healthpeak Properties, Inc.	175,463	4,163,737
Host Hotels & Resorts, Inc.	232,471	4,389,052
Invitation Homes, Inc.	189,336	6,000,058
Iron Mountain, Inc.	95,025	4,757,902
Kimco Realty Corp.	201,120	4,299,946
Mid-America Apartment Communities, Inc.	37,539	5,910,516
Prologis (REIT), Inc.	300,865	33,320,799
Public Storage	51,468	15,942,213
Realty Income Corp.	201,227	12,530,405
Regency Centers Corp.	50,080	3,030,341
SBA Communications Corp. Class A	35,173	9,493,193
Simon Property Group, Inc.	106,693	11,627,403
UDR, Inc.	99,320	3,948,963
Ventas, Inc.	129,980	5,086,117
VICI Properties, Inc.	313,960	10,052,999
Vornado Realty Trust	52,384	1,235,739
Welltower Op	151,087	9,222,350
Weyerhaeuser Co.	241,542	7,470,894
		273,095,412
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	104,793	7,434,015
TOTAL REAL ESTATE		280,529,427
UTILITIES - 3.0%
Electric Utilities - 1.9%
Alliant Energy Corp.	81,597	4,256,915
American Electric Power Co., Inc.	167,354	14,713,764
Constellation Energy Corp.	106,552	10,073,426
Duke Energy Corp.	250,785	23,368,146
Edison International	124,450	7,471,978
Entergy Corp.	66,380	7,111,953
Evergy, Inc.	74,637	4,562,560
Eversource Energy	112,984	8,618,420
Exelon Corp.	323,162	12,470,822
FirstEnergy Corp.	177,175	6,681,269
NextEra Energy, Inc.	640,244	49,618,910
NRG Energy, Inc.	76,466	3,395,090
PG&E Corp. (b)	525,188	7,841,057
Pinnacle West Capital Corp.	36,760	2,470,640
PPL Corp.	240,338	6,366,554
Southern Co.	346,241	22,671,861
Xcel Energy, Inc.	178,254	11,606,118
		203,299,483
Gas Utilities - 0.0%
Atmos Energy Corp.	45,491	4,847,066
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	217,201	5,681,978
Multi-Utilities - 0.9%
Ameren Corp.	84,322	6,873,929
CenterPoint Energy, Inc.	204,704	5,856,581
CMS Energy Corp.	94,367	5,383,637
Consolidated Edison, Inc.	115,587	10,167,033
Dominion Energy, Inc.	271,204	18,976,144
DTE Energy Co.	63,221	7,087,706
NiSource, Inc.	132,009	3,391,311
Public Service Enterprise Group, Inc.	162,656	9,120,122
Sempra Energy	102,389	15,454,596
WEC Energy Group, Inc.	102,847	9,393,017
		91,704,076
Water Utilities - 0.1%
American Water Works Co., Inc.	59,285	8,616,482
TOTAL UTILITIES		314,149,085
TOTAL COMMON STOCKS (Cost $5,933,106,455)		10,602,916,799

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $797,679)	800,000	792,379

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (e)	36,871,944	36,879,319
Fidelity Securities Lending Cash Central Fund 3.10% (e)(f)	23,990,725	23,993,124
TOTAL MONEY MARKET FUNDS (Cost $60,872,443)		60,872,443

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $5,994,776,577)	10,664,581,621
NET OTHER ASSETS (LIABILITIES) - (0.4)% (g)	(37,717,096)
NET ASSETS - 100.0%	10,626,864,525

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	148	Dec 2022	28,734,200	1,587,617	1,587,617

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $792,379.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $1,427,324 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	23,327,967	909,586,033	896,034,681	204,875	-	-	36,879,319	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	25,099,899	67,089,508	68,196,283	36,961	-	-	23,993,124	0.1%
Total	48,427,866	976,675,541	964,230,964	241,836	-	-	60,872,443

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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